Financial assets and liabilities - Changes in liabilities arising from financing activities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Financial assets and liabilities
Current interest-bearing loans and borrowings, beginning of the year		$ 2,403,562	$ 1,051,237	$ 1,371,202
Non-current interest-bearing loans and borrowings, beginning of the year		1,079,152	943,046	219,817
Total liabilities from financing activities, beginning of the year		3,482,714	1,994,283	1,591,019
Net cash flows, current		(793,363)	419,350	(753,897)
Net cash flows, non-current		808,620	1,093,808	938,681
Net cash flows, total		15,257	1,513,158	184,784
Accrued Interest, Current		10,392	(130)	(1,239)
Accrued interest		10,392	(130)	(1,239)
Foreign exchange movement, current		71,380	25,924	121,269
Foreign exchange movement, non-current		(56,945)	(50,521)	98,450
Foreign exchange movement, total		14,435	(24,597)	219,719
Reclassification and other, current		(479,712)	907,181	313,902
Reclassification and other, non-current		480,112	(907,181)	(313,902)
Reclassification and other, total		400
Current interest-bearing loans and borrowings, end of the year	$ 61,590	1,212,259	2,403,562	1,051,237
Non-current interest-bearing loans and borrowings, end of the year	$ 117,409	2,310,939	1,079,152	943,046
Total liabilities from financing activities, end of the year		$ 3,523,198	$ 3,482,714	$ 1,994,283